PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2017	2018
	US$	US$

Buildings	576,467	701,413
Office equipment	24,892	21,358
Motor vehicles	1,408	1,427
Leasehold improvement	16,244	18,152
Land	50,731	50,731

Total	669,742	793,081
Less: Accumulated depreciation	(78,187)	(99,340)

Construction in progress	30,590	34,571

	622,145	728,312

Depreciation of property and equipment and amortization of land use rights were
US$25,004, US$27,961 and US$26,735 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, the Company is still in the process of obtaining the property ownership certificates for certain buildings with aggregate net carrying values of
US$14,796. As the transfer of ownership of the buildings have been legally registered with the applicable government authority and the purchase consideration has been fully paid by the Company, the Company has the ability to obtain and control the future economic benefits of the buildings. As a result, these buildings were recognized as assets in the consolidated balance sheets as of December 31, 2017 and 2018.

As of December 31, 2018, certain buildings with aggregate net carrying value of US$
406,738
were pledged for bank borrowings.

The Company capitalized interest cost as a component of the cost of construction in progress as follows:

	As of December 31,
	2017	2018
	US$	US$

Interest cost capitalized	756	-
Interest cost charged against income	16,153	21,174
Total interest cost incurred	16,909	21,174